Operating Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Operating Segment Information [Abstract]
OPERATING SEGMENT INFORMATION
4.	OPERATING SEGMENT INFORMATION

The Company operates an online financial comparison platform across multiple geographic markets, with each market considered an operating and reportable segment. Each segment functions within a distinct regulatory, political, and economic environment, and its financial performance is influenced by local market dynamics and strategic initiatives. The segments are also at different stages of development, with Hong Kong and Singapore being the most mature.

The Company has four operating and reportable segments for both 2025 and 2026: Hong Kong, Singapore, the Philippines, and Taiwan.

Management monitors the results of the Group’s operating segments separately for the purpose of assessing performance and making decisions about resource allocations. Segment performance is evaluated based on reportable segment results which is a measure of operating loss before tax.

Note: Included in the segment profit (loss) are allocated cost and expenses such as cost of revenue, advertising and market expenses and other segment costs and expenses.

	Hong Kong	Singapore	Philippines	Taiwan	Total
	US$	US$	US$	US$	US$
Six months ended June 30, 2026
Segment revenue
Sales to external customers	16,312,108	11,831,665	2,440,792	1,683,914	32,268,479

Segment profit/(loss)	504,105	125,282	(711,913)	(130,131)	(212,657)

Reconciliation:
Interest income					203,031
Other income: non-recurring items - other corporate					151,073
Finance costs					(22,490)
Depreciation and amortization					(646,670)
Equity-settled share-based payment expense					(556,518)
Changes in fair value of financial instruments					(52,566)
Unrealized foreign exchange differences, net					(2,445,951)
Investor relations costs - other corporate					(286,784)
Legal and professional fees - other corporate					(2,908,407)
Technology costs - other corporate					(838,862)
Other corporate costs					(317,535)

Loss before tax					(7,934,336)

	Hong Kong	Singapore	Philippines	Taiwan	Total
	US$	US$	US$	US$	US$
Six months ended June 30, 2025
Segment revenue
Sales to external customers	14,194,612	12,857,209	3,475,989	1,808,274	32,336,084

Segment profit/(loss)	143,611	(511,138)	(1,146,546)	(515,269)	(2,029,342)

Reconciliation:
Interest income					314,957
Finance costs					(26,173)
Depreciation and amortization					(623,524)
Equity-settled share-based payment expense					(745,096)
Changes in fair value of financial instruments					157,698
Unrealized foreign exchange differences, net					3,962,673
Technology costs - other corporate					(1,533,657)
Investor relations costs - other corporate					(161,502)
Legal and professional fees - other corporate					(1,213,157)
Other corporate costs					(321,748)

Loss before tax					(2,218,871)

4.	OPERATING SEGMENT INFORMATION

The Company operates an online financial comparison platform across multiple geographic markets, with each market considered an operating and reportable segment. Each segment functions within a distinct regulatory, political, and economic environment, and its financial performance is influenced by local market dynamics and strategic initiatives. The segments are also at different stages of development, with Hong Kong and Singapore being the most mature.

Following the cessation of consumer-facing operations in Malaysia and Other Asia in prior years, the Company has four operating and reportable segments in 2025: Hong Kong, Singapore, the Philippines, and Taiwan.

Management monitors the results of the Group’s operating segments separately for the purpose of assessing performance and making decisions about resource allocations. Segment performance is evaluated based on reportable segment results which is a measure of operating profit/(loss) before tax.

Note: Included in the segment profit (loss) are allocated cost and expenses such as cost of revenue, advertising and market expenses and other segment costs and expenses.

	Hong Kong	Singapore	Philippines	Taiwan	Total
	US$	US$	US$	US$	US$
Year ended December 31, 2025
Segment revenue
Sales to external customers	31,116,926	30,933,640	7,372,109	4,003,706	73,426,381

Segment profit/(loss) (Note)	1,559,363	(86,764)	(1,662,319)	(109,698)	(299,418)
Reconciliation:
Interest income					581,768
Finance costs					(53,853)
Depreciation and amortization					(1,012,507)
Written off of intangible assets					(1,193,246)
Equity-settled share-based payment expense					(1,288,714)
Changes in fair value of financial instruments					262,829
Unrealized foreign exchange differences, net					4,800,870
Technology costs – other corporate					(2,811,975)
Investor relations costs – other corporate					(565,982)
Legal and professional fees – other corporate					(2,646,323)
Other corporate costs					(912,019)
Loss before tax					(5,138,570)

	Hong Kong	Singapore	Philippines	Taiwan	Malaysia	Other Asia	Unallocated	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Year ended December 31, 2024
Segment revenue
Sales to external customers	30,443,311	30,890,285	12,843,932	5,136,523	196,695	-	-	79,510,746

Segment loss	(2,585,990)	(6,501,311)	(1,726,411)	(1,331,595)	(552,509)	(88,113)	(11,432,169)	(24,218,098)
Reconciliation:
Interest income								1,478,436
Gain on disposal of assets in Malaysian operations								600,000
Finance costs								(25,472)
Depreciation and amortization								(4,042,969)
Impairment of intangible assets								(4,541,074)
Equity-settled share-based payment expense								(3,179,214)
Changes in fair value of financial instruments								446,811
Unrealized foreign exchange differences, net								(4,196,831)

Loss before tax								(37,678,411)

	Hong Kong	Singapore	Philippines	Taiwan	Malaysia	Other Asia	Unallocated	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Year ended December 31, 2023
Segment revenue
Sales to external customers	26,947,177	32,069,713	14,169,389	6,742,747	738,053	4,002	-	80,671,081

Segment profit/(loss)	680,500	(1,579,640)	768,659	(826,446)	(485,596)	(105,546)	(5,216,442)	(6,764,511)
Reconciliation:
Interest income								872,503
Finance costs								(19,028,007)
Depreciation and amortization								(7,164,677)
Impairment of intangible assets								(3,105,507)
Equity-settled share-based payment expense								(6,629,044)
Other long-term employee benefits expense								(109,702)
Changes in fair value of financial instruments								(57,333,432)
Share-based payment on listing								(67,027,178)
Transaction expenses								(6,643,367)
Other equity-settled transactions								(500,000)
Unrealized foreign exchange differences, net								895,392

Loss before tax								(172,537,530)

Geographical information

Information about the Group’s non-current assets is presented based on the geographical location of the assets and excludes financial instruments.

	2025	2024
	US$	US$

Hong Kong	298,503	119,515
Singapore	996,304	1,693,004
Philippines	382,408	121,049
Taiwan	36,814	42,735
Malaysia	17,655	-

Total non-current assets	1,731,684	1,976,303

A measure of segment assets and liabilities for each reportable segment is not disclosed as such amounts are not regularly provided to the Chief Operating Decision Maker (“CODM”), comprising the executive directors of the Group.

Entity-wide disclosures on revenues information by geographical markets, by vertical, and information about major customers are included in note 5.